INCOME TAXES - Components Of Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Total current tax expense (benefit)	$ 583	$ 255	$ 331
Total deferred tax expense (benefit)	(151)	731	571
Total income tax expense (benefit)	$ 432	$ 986	$ 902